STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY DEFICIT - Lamf Global Ventures Corp I [Member] - USD ($)	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Shareholders Equity Deficit [Member]
Ending balance, value at Dec. 31, 2021	$ 110	$ 843		$ (8,639,551)	$ (8,638,598)
Ending balance, shares at Dec. 31, 2021	1,106,000	8,433,333
Net loss				2,250,543	2,250,543
Accretion of Class A Shares Subject to redemption				(3,840,213)	(3,840,213)
Ending balance, value at Dec. 31, 2022	$ 110	$ 843		(10,229,221)	(10,228,268)
Ending balance, shares at Dec. 31, 2022	1,106,000	8,433,333
Net loss				(3,488,613)	(3,488,613)
Reclassification of shares under non-redemption agreements			415,544		415,544
Conversion of ordinary shares	$ 843	$ (843)
Conversion of ordinary shares, shares	8,433,333	(8,433,333)
Accretion of Class A Shares Subject to redemption				(5,193,525)	(5,193,525)
Ending balance, value at Dec. 31, 2023	$ 953		$ 415,544	$ (18,911,359)	$ (18,494,862)
Ending balance, shares at Dec. 31, 2023	9,539,333